Basis of Presentation	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Basis of Presentation
Basis of Presentation
These financial statements are prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP).
All references to 2025 and 2024 refer to the Plan’s years ended, or the dates, as the context requires, December 31, 2025 and December 31, 2024, respectively.